Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2025
Accrued expenses and other liabilities
1
9
. Accrued expenses and other liabilities
Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2024		2025	2025
	(In millions)
Bills payable	Rs.	139,454.3	Rs. 136,539.1	US$	1,598.3
Remittances in transit		85,743.4	50,274.9		588.5
Accrued expenses		82,752.6	101,945.2		1,193.3
Accounts payable		292,846.0	318,528.7		3,728.5
Derivatives (refer to note 26)		109,409.9	143,566.1		1,680.5
Deferred tax liability (net)		288,154.4	324,633.5		3,799.9
Lease liability		131,043.0	153,929.8		1,801.8
Others		165,599.2	228,531.3		2,675.2

Total	Rs.	1,295,002.8	Rs. 1,457,948.6	US$	17,066.0

The Bank amortizes annual fees on credit cards over the contractual period of the fees. The unamortized annual fees as of March 31, 2024 and March 31, 2025 were Rs. 1,649.9 million and Rs. 1,845.2 million (US$ 21.6 million), respectively.